OTHER FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2021
Other financial income (expenses), net [Abstract]
OTHER FINANCIAL INCOME (EXPENSES), NET	OTHER FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2021	2020	2019

Interest expense	(26,997)	(46,644)	(88,284)

Finance expense	(26,997)	(46,644)	(88,284)

Interest income	62,912	49,421	29,071

Finance income	62,912	49,421	29,071

Net foreign exchange gain (loss)	(36,761)	3,379	(136,897)
Inflation adjustment results	—	—	117,956
Change in fair value of financial assets	75,801	6,104	—
Derivative contract results	1,485	11,933	(10,831)
Others	16,022	(1,862)	(9,984)

Other financial income (expenses), net	56,547	19,554	(39,756)